Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Jul. 31, 2025	Jul. 31, 2024	Jul. 31, 2023	Jul. 31, 2022	Jul. 31, 2021	Jul. 31, 2020	Jul. 31, 2019	Jul. 31, 2018	Jul. 31, 2017	Jul. 31, 2016	Jul. 31, 2015
C000028524
Account Value [Line Items]
Line Graph and Table Measure Name	Advisor Class
Account Value	$ 25,187	$ 23,662	$ 21,509	$ 20,122	$ 28,924	$ 20,412	$ 17,158	$ 15,194	$ 11,313	$ 9,251	$ 10,000
C000028521
Account Value [Line Items]
Line Graph and Table Measure Name	Class A (with sales charges)
Account Value	$ 23,525	22,154	20,189	18,934	27,286	19,304	16,266	14,441	10,778	8,835	9,574
C000028523
Account Value [Line Items]
Line Graph and Table Measure Name	Class C (with sales charges)
Account Value	$ 22,799	21,629	19,862	18,767	27,245	19,420	16,489	14,749	11,090	9,157	10,000
C000028527
Account Value [Line Items]
Line Graph and Table Measure Name	Class I
Account Value	$ 25,220	23,718	21,555	20,154	28,959	20,439	17,178	15,212	11,328	9,262	10,000
C000159958
Account Value [Line Items]
Line Graph and Table Measure Name	Class Z
Account Value	$ 25,448	23,911	21,712	20,286	29,124	20,538	17,245	15,257	11,351	9,270	10,000
AllianceBernstein Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 35,989	30,936	25,327	22,410	23,500	17,223	15,384	14,246	12,256	10,561	10,000
AllianceBernstein Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 35,989	30,936	25,327	22,410	23,500	17,223	15,384	14,246	12,256	10,561	10,000
AllianceBernstein Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 35,989	30,936	25,327	22,410	23,500	17,223	15,384	14,246	12,256	10,561	10,000
AllianceBernstein Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 35,989	30,936	25,327	22,410	23,500	17,223	15,384	14,246	12,256	10,561	10,000
AllianceBernstein Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 35,989	30,936	25,327	22,410	23,500	17,223	15,384	14,246	12,256	10,561	10,000
AllianceBernstein Index: Russell 2000 Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000 Growth Index
Account Value	$ 20,183	19,566	17,346	15,546	20,237	14,352	13,540	13,707	11,152	9,470	10,000
AllianceBernstein Index: Russell 2000 Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000 Growth Index
Account Value	$ 20,183	19,566	17,346	15,546	20,237	14,352	13,540	13,707	11,152	9,470	10,000
AllianceBernstein Index: Russell 2000 Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000 Growth Index
Account Value	$ 20,183	19,566	17,346	15,546	20,237	14,352	13,540	13,707	11,152	9,470	10,000
AllianceBernstein Index: Russell 2000 Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000 Growth Index
Account Value	$ 20,183	19,566	17,346	15,546	20,237	14,352	13,540	13,707	11,152	9,470	10,000
AllianceBernstein Index: Russell 2000 Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000 Growth Index
Account Value	$ 20,183	$ 19,566	$ 17,346	$ 15,546	$ 20,237	$ 14,352	$ 13,540	$ 13,707	$ 11,152	$ 9,470	$ 10,000